Retained Earnings and Accumulated Other Comprehensive Income or loss - Retained Earnings (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance at beginning		$ 112,041,102
Spun-off Businesses to Ollamani			$ (9,184,038)
Dividends		(1,018,954)	(1,018,954)	$ (1,027,354)
Sale of repurchased shares		495,832	378,894	172,976
Share-based compensation		373,509	488,832	748,500
Net loss attributable to stockholders of the Company		(8,935,029)	(8,328,380)	(8,807,252)
Balance at ending		102,652,140	112,041,102
Legal Reserve
Balance at beginning		1,798,384	2,139,007
Spun-off Businesses to Ollamani			(340,623)
Balance at ending		1,798,384	1,798,384	2,139,007
Unappropriated Earnings
Balance at beginning		118,508,238	126,684,025
Spun-off Businesses to Ollamani			(5,560,995)
Appropriation of net loss		8,265,520	(8,422,730)
Dividends		(1,018,954)	(1,018,954)
Sale of repurchased shares		(185,210)	736,165
Cancellation of sale of shares		(609,964)	1,636,187
Share-based compensation		373,509	488,832
Shares cancellation			(336,213)
Acquisition of non-controlling interests in Sky			4,301,921
Balance at ending		110,022,027	118,508,238	126,684,025
Net Loss for the Year
Balance at beginning		(8,265,520)	(8,422,730)
Appropriation of net loss		(8,265,520)	8,422,730
Net loss attributable to stockholders of the Company		(9,168,271)	(8,265,520)
Balance at ending		(9,168,271)	(8,265,520)	(8,422,730)
Retained Earnings
Balance at beginning		112,041,102	120,400,302
Spun-off Businesses to Ollamani			(5,901,618)
Dividends		(1,018,954)	(1,018,954)	(1,027,354)
Sale of repurchased shares		(185,210)	736,165	(692,062)
Cancellation of sale of shares		(609,964)	1,636,187
Share-based compensation		373,509	488,832	748,500
Shares cancellation			(336,213)
Acquisition of non-controlling interests in Sky	$ 4,301,921		4,301,921
Net loss attributable to stockholders of the Company		(9,168,271)	(8,265,520)
Balance at ending		$ 102,652,140	$ 112,041,102	$ 120,400,302